Trade and other receivables (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade and other non-current receivables	$ 3,224,627	$ 3,363,123
Percentage of entity's revenue	29.10%	27.90%
Trade and other current receivables	$ 300,013,940	$ 320,702,339
Country of domicile [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Foreign countries [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	99.00%
Compania Pisquera de Chile S.A.
Statement [Line Items]
Trade and other non-current receivables	$ 0	1,240,461
Proportion Of Subsidiary Ownership Percentage Sold	49.00%
Trade and other current receivables	$ 1,325,613	$ 1,392,650